Consolidated statement of comprehensive income - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of comprehensive income
Net profit for the year	$ 14,444	$ 18,499	$ 25,383
Unrealized (loss) gain on hedges:
Cash flow hedge for future exports	2,814	(2,181)	3,071
Hedge of a net investment in a foreign operation	3,749	(3,326)	6,213
Cash flow hedge with derivative instruments	104	(85)	174
Financial instruments measured at fair value	137	(143)	(2)
Foreign currency translation	(11,601)	7,371	(18,178)
Valuation of financial instruments at fair value, After tax	(4,797)	1,636	(8,722)
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods (net of taxes):
Actuarial gain (loss)	2,355	1,308	(2,734)
Equity financial instruments measured at fair value	156
Other comprehensive income that will not to be reclassified to profit or loss in subsequent periods -net of taxes	2,511	1,308	(2,734)
Other comprehensive income for the year, net of tax	(2,286)	2,944	(11,456)
Total comprehensive income for the year, net of tax	12,158	21,443	13,927
Total comprehensive income for the year attributable to:
Owners of parent	10,328	17,080	13,938
Non-controlling interest	1,830	4,363	(11)
Total comprehensive income for the year, net of tax	$ 12,158	$ 21,443	$ 13,927